Securities Act Registration No. 333-164528

Investment Company Act Registration No. 811-22384

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No._5_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No._6_

☒

(Check appropriate box or boxes.)

Nile Capital Investment Trust

(Exact Name of Registrant as Specified in Charter)

116 Village Blvd, Suite 200, Princeton NJ 08540

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:(646) 367-2820

The Corporation Trust Company

CorporationTrustCenter

1209 Orange Street

Wilmington, Delaware19801

(Name and Address of Agent for Service)

With copy to:

JoAnnM.Strasser

ThompsonHine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

o On (date) pursuant to paragraph (b)

o 60 days after filing pursuant to paragraph (a)(1)

oOn (date) pursuant to paragraph (a)(1)

o 75 days after filing pursuant to paragraph (a)(2)

o On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrantcertifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 20th day of July, 2012.

Nile Capital Investment Trust

By: __/s/JoAnn M. Strasser__________

JoAnnM.Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

_____________

Trustee

LarrySeruma*

President (Principal Executive Officer)

___________________

Treasurer

RobertG.Roach, Jr*.

(Principal Financial Officer/ Principal

Accounting Officer)

_____________

Trustee

PeterA.Feinstein*

_____________

Trustee

DavidFriedensohn*

____________________

Trustee

KarlE.White*

*/s/JoAnn M. Strasser________________

JoAnnM.Strasser

         Attorney-in-Fact

*Attorney-in-Fact – Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase